Accounts receivable net (Details 1) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Balance at beginning of period | $	$ 30,000		$ 36,000
Less: reversal of provision for doubtful accounts | $	0		(6,000)
Balance at end of period | $	$ 30,000		$ 30,000
ZHEJIANG TIANLAN
Balance at beginning of period		¥ 42,182		¥ 26,484
Less: reversal of provision for doubtful accounts		(183)		(6,463)
Balance at end of period		42,867		42,182
Add: provision for allowances		¥ 868		¥ 22,161